Debt and Financing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt and Financing Arrangements [Abstract]
Schedule of the Convertible Notes for the Respective Periods

The June 2025 Amended Investor Note

	June 30, 2026	December 31, 2025
June 2025 Amended Investor Note	—	20,000,000
Convertible debt, gross	$—	$20,000,000
Less:
Debt issuance costs, net of amortization	—	90,260
Add:
Amended debt premium, net of amortization	—	1,559,935
Convertible debt, net	$—	$21,469,675
Less: Current portion of long-term debt	—	—
Amended December 2024 convertible note, net – long-term	$—	$21,469,675

The March 2025 Investor Note

	June 30, 2026	December 31, 2025
March 2025 Investor Note	$—	$46,279,500
Fair value adjustment	—	928,056
March 2025 investor note – related party	$—	$47,207,556

The December 2024 Initial Investor Note and June 2025 Amended Investor Note

	December 31, 2025	December 31, 2024
December 2024 Initial Investor Note	$—	$20,000,000
June 2025 Amended Investor Note	20,000,000	—
Convertible debt, gross	$20,000,000	$20,000,000
Less:
Debt discount, net of amortization	—	6,636,805
Debt issuance costs, net of amortization	90,260	1,610,290
Add:
Amended debt premium, net of amortization	1,559,935	—
Convertible debt, net	$21,469,675	$11,752,905
Less: Current portion of long-term debt	—	11,752,905
Amended December 2024 convertible note, net – long-term	$21,469,675	$—

The March 2025 Investor Note

	December 31, 2025	December 31, 2024
March 2025 Investor Note	$46,279,500	$—
Fair value adjustment	928,056	—
March 2025 investor note – related party	$47,207,556	$—